Note 18 - Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Oct. 31, 2020
Notes Tables
Quarterly Financial Information [Table Text Block]
	Quarter ended
Fiscal year ended October 31, 2020	January 31	April 30	July 31	October 31
Net sales	$12,887,396	$14,863,428	$13,639,169	$13,887,407
Gross profit	2,404,140	3,996,750	3,472,161	4,213,327
Selling, general & administrative expenses	4,824,124	5,549,501	4,559,970	4,311,907
Loss before income taxes	(2,586,855)	(1,684,130)	(1,428,838)	(403,360)
Net loss	(2,591,888)	(1,689,181)	(1,433,830)	(406,325)
Basic and diluted net loss per share	$(0.35)	$(0.23)	$(0.20)	$(0.06)
	Quarter ended
Fiscal year ended October 31, 2019	January 31	April 30	July 31	October 31
Net sales	$16,750,668	$18,957,175	$17,367,068	$18,249,535
Gross profit	3,562,559	5,309,134	4,491,454	4,941,600
Selling, general & administrative expenses	6,773,645	5,776,814	5,418,438	5,465,463
Loss before income taxes	(3,337,441)	(612,185)	(1,072,435)	(653,065)
Net loss	(3,310,020)	(617,425)	(1,085,294)	(656,582)
Basic and diluted net loss per share	$(0.44)	$(0.08)	$(0.15)	$(0.09)